Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Personnel Expenses
Personnel expenses consist of the following:

	Year ended December 31,
	2022	2021	2020
	(Euros in thousands)

Wages and salaries
Research and development expenses	(33,694)	(21,993)	(15,277)
General and administrative expenses	(9,230)	(7,105)	(6,968)

Total Wages and salaries	(42,924)	(29,098)	(22,245)
Other employee benefits
Research and development expenses	(5,662)	(3,550)	(2,624)
General and administrative expenses	(2,049)	(1,536)	(1,015)

Total other employee benefits	(7,711)	(5,086)	(3,639)
Share-based compensation expenses
Research and development expenses	(12,925)	(15,564)	(14,546)
General and administrative expenses	(9,645)	(10,839)	(10,973)

Total share-based compensation expenses	(22,570)	(26,403)	(25,519)

Total	(73,205)	(60,587)	(51,403)